TAXES ON INCOME (Schedule of Taxes on Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 1,140	$ 808	$ 1,300
Deferred	2,352	(15)	(14,883)
Domestic	2,719	325	(14,472)
Foreign	773	468	889
Tax benefit	$ 3,492	$ 793	$ (13,583)